Tangible and intangible assets (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tangible and intangible assets
Tangible assets	kr 32	kr 34	kr 42
Right-of-use assets	96	123	144
Intangible assets	50	88	121
Total net book value	178	245	307
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	kr (84)	kr (88)	kr (94)
Average useful life for intangible assets	5 years